Stock Option and Restricted Stock Plans (Details) (Holdings, USD $)	0 Months Ended						12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	Aug. 03, 2011 Options	May 13, 2011 Options	Mar. 03, 2011 Options	Aug. 11, 2010 Options	May 11, 2010 Options	Feb. 10, 2010 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2012 Director Plan Options	Dec. 31, 2010 Director Plan Options	Aug. 12, 2009 Director Plan Options	Dec. 31, 2012 Director Plan Options Minimum	Dec. 31, 2010 Director Plan Options Minimum	Dec. 31, 2012 Director Plan Options Maximum	Dec. 31, 2010 Director Plan Options Maximum	Aug. 12, 2009 Director Plan Restricted stock awards	Dec. 31, 2012 Plans Options	Dec. 31, 2011 Plans Options	Dec. 31, 2012 Plans Options Minimum	Dec. 31, 2011 Plans Options Minimum	Dec. 31, 2012 Plans Options Maximum	Dec. 31, 2011 Plans Options Maximum
Stock option and restricted stock plans
Number of shares authorized												75,000					150,000
Vesting period							5 years
Expiration term							10 years
Expected volatility (as a percent)								36.00%	36.00%
Dividend yield (as a percent)								0.00%	0.00%
Expected life								5 years	5 years
Risk free rate (as a percent)								3.30%	3.40%
Options Granted (in shares)										0								0
Fair Value of Common Stock (in dollars per share)	$ 7.14	$ 9.00	$ 7.66	$ 6.94	$ 8.66	$ 8.90
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)										$ 7.62	$ 7.62		$ 3.33	$ 3.33	$ 10.00	$ 10.00		$ 8.16	$ 8.09	$ 3.33	$ 3.33	$ 10.00	$ 10.00
Granted (in dollars per share)	$ 7.14	$ 9.00	$ 7.66	$ 6.94	$ 8.66	$ 8.90													$ 7.84		$ 7.14		$ 9.00
Exercised (in dollars per share)										$ 5.47			$ 3.33		$ 8.33			$ 6.07	$ 3.86	$ 3.33	$ 3.33	$ 10.00	$ 8.33
Canceled (in dollars per share)																		$ 8.18	$ 8.40	$ 7.66	$ 7.66	$ 10.00	$ 10.00
Balance at the end of the period (in dollars per share)										$ 8.69	$ 7.62		$ 3.33	$ 3.33	$ 10.00	$ 10.00		$ 8.40	$ 8.16	$ 3.33	$ 3.33	$ 10.00	$ 10.00
Shares
Balance at the beginning of the period (in shares)										63,000	63,000							2,730,000	2,716,000
Granted (in shares)	10,000	20,000	88,000	15,000	10,000	30,000													118,000
Exercised (in shares)										(21,000)								(280,000)	(54,000)
Canceled (in shares)																		(27,000)	(50,000)
Balance at the end of the period (in shares)										42,000	63,000							2,423,000	2,730,000